Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents	For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31 2021	December 31 2020
	$	$
Cash	183.9	278.7
Cash in escrow	—	4.5
Unrestricted investments	10.0	6.3
Cash and deposits	193.9	289.5
Bank indebtedness	(7.2)	(4.7)
Cash and cash equivalents	186.7	284.8